Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.80%
Communication services: 1.76%
Entertainment: 1.76%
Liberty Media Corp.-Liberty Live Class C†	19,401	$1,574,585
Consumer discretionary: 9.08%
Automobile components: 1.09%
Modine Manufacturing Co.†	9,918	976,923
Diversified consumer services: 1.25%
Adtalem Global Education, Inc.†	8,737	1,111,609
Hotels, restaurants & leisure: 5.41%
Dutch Bros, Inc. Class A†	27,012	1,846,810
First Watch Restaurant Group, Inc.†	46,493	745,748
Genius Sports Ltd.†	91,067	947,097
Wingstop, Inc.	3,826	1,288,367
		4,828,022
Household durables: 1.33%
Taylor Morrison Home Corp. Class A†	19,344	1,188,108
Consumer staples: 0.81%
Personal care products: 0.81%
Oddity Tech Ltd. Class A†	9,618	725,870
Financials: 6.21%
Capital markets: 1.27%
Hamilton Lane, Inc. Class A	7,988	1,135,255
Financial services: 1.74%
Shift4 Payments, Inc. Class A†	15,622	1,548,296
Insurance: 3.20%
Palomar Holdings, Inc.†	8,494	1,310,200
Skyward Specialty Insurance Group, Inc.†	26,741	1,545,362
		2,855,562
Health care: 27.19%
Biotechnology: 6.86%
ADMA Biologics, Inc.†	62,039	1,129,730
ARS Pharmaceuticals, Inc.†	39,561	690,339
Ascendis Pharma AS ADR†	5,911	1,020,239
CareDx, Inc.†	44,011	859,975
Soleno Therapeutics, Inc.†	10,577	886,141
Vericel Corp.†	36,229	1,541,544
		6,127,968
Health care equipment & supplies: 4.75%
Glaukos Corp.†	4,797	495,482
Inspire Medical Systems, Inc.†	5,302	688,040
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
iRhythm Technologies, Inc.†	13,705	$2,110,022
Lantheus Holdings, Inc.†	4,416	361,494
PROCEPT BioRobotics Corp.†	10,160	585,216
		4,240,254
Health care providers & services: 10.08%
Alignment Healthcare, Inc.†	85,781	1,200,934
Castle Biosciences, Inc.†	21,679	442,685
Ensign Group, Inc.	11,876	1,831,992
HealthEquity, Inc.†	20,023	2,097,610
Option Care Health, Inc.†	44,469	1,444,353
RadNet, Inc.†	34,798	1,980,354
		8,997,928
Life sciences tools & services: 0.99%
Repligen Corp.†	7,132	887,078
Pharmaceuticals: 4.51%
Corcept Therapeutics, Inc.†	11,000	807,400
Ligand Pharmaceuticals, Inc.†	10,228	1,162,719
Tarsus Pharmaceuticals, Inc.†	17,760	719,458
Verona Pharma PLC ADR†	14,119	1,335,375
		4,024,952
Industrials: 29.55%
Aerospace & defense: 6.34%
AAR Corp.†	10,527	724,152
ATI, Inc.†	14,117	1,218,862
Kratos Defense & Security Solutions, Inc.†	23,799	1,105,463
Leonardo DRS, Inc.	27,858	1,294,840
Mercury Systems, Inc.†	24,451	1,316,931
		5,660,248
Building products: 0.94%
AAON, Inc.	11,412	841,635
Commercial services & supplies: 4.36%
Casella Waste Systems, Inc. Class A†	22,210	2,562,590
CECO Environmental Corp.†	46,922	1,328,362
		3,890,952
Construction & engineering: 3.58%
Argan, Inc.	6,023	1,327,951
Construction Partners, Inc. Class A†	17,550	1,865,214
		3,193,165
See accompanying notes to portfolio of investments
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electrical equipment: 2.25%
American Superconductor Corp.†	34,044	$1,249,075
Bloom Energy Corp. Class A†	31,735	759,101
		2,008,176
Ground transportation: 1.12%
Saia, Inc.†	3,657	1,001,981
Machinery: 3.61%
ESAB Corp.	10,868	1,310,137
RBC Bearings, Inc.†	4,980	1,916,304
		3,226,441
Marine transportation: 1.18%
Kirby Corp.†	9,317	1,056,641
Professional services: 1.25%
Parsons Corp.†	15,535	1,114,947
Trading companies & distributors: 4.92%
Applied Industrial Technologies, Inc.	7,881	1,831,939
Core & Main, Inc. Class A†	9,498	573,204
SiteOne Landscape Supply, Inc.†	7,863	950,951
Xometry, Inc. Class A†	30,568	1,032,893
		4,388,987
Information technology: 20.44%
Electronic equipment, instruments & components: 3.65%
Celestica, Inc.†	3,272	510,792
Fabrinet†	4,249	1,252,095
Mirion Technologies, Inc. Class A†	69,423	1,494,677
		3,257,564
IT services: 1.51%
TSS, Inc.†	16,300	469,929
Wix.com Ltd.†	5,548	879,136
		1,349,065
Semiconductors & semiconductor equipment: 2.52%
Credo Technology Group Holding Ltd.†	10,115	936,548
Impinj, Inc.†	7,358	817,253
Rambus, Inc.†	7,836	501,661
		2,255,462
Software: 12.76%
Alkami Technology, Inc.†	24,938	751,631
CCC Intelligent Solutions Holdings, Inc.†	114,940	1,081,586
Clearwater Analytics Holdings, Inc. Class A†	68,881	1,510,560
Commvault Systems, Inc.†	15,009	2,616,519
CyberArk Software Ltd.†	3,839	1,562,012
Descartes Systems Group, Inc.†	11,430	1,161,803
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Pegasystems, Inc.	20,825	$1,127,257
Varonis Systems, Inc. Class B†	31,134	1,580,051
		11,391,419
Materials: 1.52%
Metals & mining: 1.52%
Carpenter Technology Corp.	4,904	1,355,367
Real estate: 0.50%
Real estate management & development: 0.50%
Cushman & Wakefield PLC†	40,415	447,394
Utilities: 1.74%
Independent power and renewable electricity producers: 1.74%
Talen Energy Corp.†	5,339	1,552,421
Total common stocks (Cost $69,090,032)		88,214,275

		Yield
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class♠∞		4.26%	1,548,667	1,548,667
Total short-term investments (Cost $1,548,667)				1,548,667
Total investments in securities (Cost $70,638,699)	100.53%			89,762,942
Other assets and liabilities, net	(0.53)			(475,751)
Total net assets	100.00%			$89,287,191

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,188,976	$27,072,975	$(28,713,284)	$0	$0	$1,548,667	1,548,667	$29,966
See accompanying notes to portfolio of investments
4 | Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery Small Cap Growth Fund | 5

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,574,585	$0	$0	$1,574,585
Consumer discretionary	8,104,662	0	0	8,104,662
Consumer staples	725,870	0	0	725,870
Financials	5,539,113	0	0	5,539,113
Health care	24,278,180	0	0	24,278,180
Industrials	26,383,173	0	0	26,383,173
Information technology	18,253,510	0	0	18,253,510
Materials	1,355,367	0	0	1,355,367
Real estate	447,394	0	0	447,394
Utilities	1,552,421	0	0	1,552,421
Short-term investments
Investment companies	1,548,667	0	0	1,548,667
Total assets	$89,762,942	$0	$0	$89,762,942
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery Small Cap Growth Fund